LEASES (Details Narrative)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 02, 2020
Leases [Abstract]
Lessee, Operating Lease, Term of Contract											39 months
Monthly Rent	$ 12,400	$ 26,930		$ 26,844	$ 80,698	$ 80,654	$ 107,540	$ 35,766
Operating Lease Annual Rent Increase Percentage											0.03
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability			$ 270,950		270,950
Lease Incentive Received									$ 139,000	$ 139,000
[custom:CashPaidforLeaseLiabilities-0]		$ 115,073			$ 115,073